TYPE					FORM 13F-NT
PERIOD				03/31/03
FILER
	CIK				0001132217
	CCC				#grmw4ma

FILER
SROS					NONE
	 NAME				Ryan H. Ota
	 PHONE			808-525-5120
	 TYPE				13F-NT
	 DESCRIPTION		FORM 13F NOTICE

UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C.   20549

					FORM 13F-NT

					FORM 13F-NT COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment  [ ];  Amendment Number:

This Amendment  (Check only one.):     [ ] is a restatement.
			             	   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bishop Street Capital Management Corp.
Address:	999 Bishop Street
		Suite 2806
		Honolulu, HI  96813

13F File Number:	028-06531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ryan H. Ota
Title:	Compliance & Information Director
Phone:	808-525-5120
Signature, Place, and Date of signing:
	Ryan H. Ota  			Honolulu, Hawaii April 28, 2003
Report Type (Check only one.):
[ ]		13F HOLDINGS REPORT.
[x]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
028-04029			First Hawaiian Bank